Fair Value Measurements (Details) - Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 175,879,326	$ 174,948,027	$ 172,506,512
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant liability	4,427,500	517,500	3,051,191
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liability	$ 4,389,000	$ 513,000	$ 3,032,325